Acquisitions of ITS - Narrative (Details) (USD $)	9 Months Ended	0 Months Ended		12 Months Ended
	Sep. 30, 2014	Apr. 22, 2013	Apr. 18, 2013	Dec. 31, 2014	Dec. 31, 2013
Business Acquisition [Line Items]
Debt issuance costs	$ 7,600,000
Long-term Debt				615,000,000	653,781,000
ITS [Member]
Business Acquisition [Line Items]
Cash paid to, or on behalf of, ITS and its equity holders		101,000,000
Cash paid for acquisition		24,000,000
Business Acquisition, Escrow Funds Released				10,500,000
Fair value of contingent consideration deposited in escrow for assets not acquired		5,000,000
Debt issuance costs				5,400,000
Proceeds from issuance of term note			225,000,000
Acquisition related costs				22,500,000
Business Acquisition, Escrow Funds Received				2,750,000
ITS [Member] | Accounts Receivable [Member]
Business Acquisition [Line Items]
Assets, Fair Value Disclosure				$ 0